Vanguard Target Retirement Funds

Supplement to the Prospectus Dated January 28, 2013

Important Changes to the Vanguard Target Retirement Funds

The board of trustees of the Vanguard Target Retirement Funds has approved the following changes to the fixed income exposure of the Funds.

• Twenty percent of each Fund’s fixed income exposure (currently domestic bonds and, in the case of the Target Retirement Income and Target Retirement 2010 Funds, money market instruments) will be reallocated to foreign bonds through investment in Vanguard Total International Bond Index Fund.

• The Target Retirement Income, Target Retirement 2010, and Target Retirement 2015 Funds will obtain their exposure to inflation-protected securities by investing in Vanguard Short-Term Inflation-Protected Securities Index Fund rather than Vanguard Inflation-Protected Securities Fund.

• The Target Retirement Income and Target Retirement 2010 Funds will no longer invest a portion of their assets in Vanguard Prime Money Market Fund.

Although these changes will modify the mix of each Fund’s fixed income investments, they will not affect a Fund’s total fixed income exposure.

The Funds are expected to implement these changes in the coming months.

(over, please)

The Funds’ target allocations to underlying fixed income funds will change as follows:

					Vanguard
			Vanguard	Vanguard Short-Term Vanguard
		Vanguard	Total	Inflation-	Inflation-	Prime	Total
Target		Total Bond International		Protected	Protected	Money	Fixed
Retirement		Market II	Bond Index Securities		Securities	Market	Income
Fund		Index Fund	Fund	Fund Index Fund		Fund	Allocation

Income	Before	45.0%	—	20.0%	—	5.0%
							70.0%
	After	39.2%	14.0%	—	16.8%	—

2010	Before	42.0%	—	13.9%	—	2.0%
							57.9%
	After	34.8%	11.6%	—	11.5%	—

2015	Before	40.0%	—	5.5%	—	—
							45.5%
	After	32.0%	9.1%	—	4.4%	—

2020	Before	36.6%	—	—	—	—
							36.6%
	After	29.3%	7.3%	—	—	—

2025	Before	29.1%	—	—	—	—
							29.1%
	After	23.3%	5.8%	—	—	—

2030	Before	21.6%	—	—	—	—
							21.6%
	After	17.3%	4.3%	—	—	—

2035	Before	14.1%	—	—	—	—
							14.1%
	After	11.3%	2.8%	—	—	—

2040	Before	10.0%	—	—	—	—
							10.0%
	After	8.0%	2.0%	—	—	—

2045	Before	10.0%	—	—	—	—
							10.0%
	After	8.0%	2.0%	—	—	—

2050	Before	10.0%	—	—	—	—
							10.0%
	After	8.0%	2.0%	—	—	—

2055	Before	10.0%	—	—	—	—
							10.0%
	After	8.0%	2.0%	—	—	—

2060	Before	10.0%	—	—	—	—
							10.0%
	After	8.0%	2.0%	—	—	—

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 308 022013